OTHER EXPENSES - Other operating expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
OTHER EXPENSES
Amortization of intangible assets	$ 16,166	$ 27,997	$ 22,680
Depreciation of property and equipment	7,763	13,651	4,515
Bad debt expense	34,260	80,050	123,288
Share-based compensation	6,492	12,250	5,916
Other operating expenses	$ 64,681	$ 133,948	$ 156,399